Property, Plant and Equipment - Commodity Price Assumptions Applied in Impairment Testing (Detail)	12 Months Ended
Dec. 31, 2018 $ / bbl $ / MMBTU
Brent $ per barrel [Member]
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
Commodity price 2018 | $ / bbl	65
Commodity Price Year Three | $ / bbl	65
Commodity Price Year Four | $ / bbl	70
Henry Hub $/MMBtu [Member]
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
Commodity price 2018 | $ / MMBTU	3.25
Commodity Price Year Three | $ / MMBTU	3.50
Commodity Price Year Four | $ / MMBTU	3.50